Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Future Minimum Lease Payments

The following is a schedule of future minimum lease payments by fiscal year required under such leases as of October 31, 2012:

In thousands
2013	$101,720
2014	87,632
2015	71,949
2016	58,536
2017	40,684
Thereafter	99,152

$459,673

Schedule of Future Estimated Minimum Payments

The following is a schedule of future estimated minimum payments required under such endorsement agreements as of October 31, 2012:

In thousands
2013	$29,184
2014	20,610
2015	13,409
2016	8,985
2017	5,679
Thereafter	137

$78,004